PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		$ 8,323,950	$ 10,049,920		$ 9,953,365
Additions		662,078	493,639		1,766,141
Disposals		(521)	(1,586)		(24,119)
Rejection fleet	[1]	(516,694)	(1,081,578)
Retirements		(47,086)	(111,256)		(65,382)
Depreciation expenses		(648,782)	(718,767)		(821,607)
Foreign exchange		(38,245)	(170,405)		(30,770)
Other increases (decreases)		(399,581)	(136,017)	[2]	(727,708)
Changes, total		(988,831)	(1,725,970)		96,555
Closing balance		7,335,119	8,323,950		10,049,920
Construction in progress [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		377,961	372,589		630,320
Additions		84,392	6,535		21,884
Disposals
Rejection fleet	[1]
Retirements		(279)	(39)		(20)
Depreciation expenses
Foreign exchange		(1,720)	(2,601)		(1,340)
Other increases (decreases)		13,443	1,477	[2]	(278,255)
Changes, total		95,836	5,372		(257,731)
Closing balance		473,797	377,961		372,589
Land [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		42,979	48,406		45,424
Additions		1,550			7,950
Disposals					(28)
Rejection fleet	[1]
Retirements
Depreciation expenses
Foreign exchange		(1,252)	(5,428)		(1,103)
Other increases (decreases)			1	[2]	(3,837)
Changes, total		298	(5,427)		2,982
Closing balance		43,277	42,979		48,406
Buildings net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		65,207	74,862		112,565
Additions		92
Disposals					(47)
Rejection fleet	[1]
Retirements
Depreciation expenses		(4,074)	(4,819)		(5,768)
Foreign exchange		(833)	(4,836)		(914)
Other increases (decreases)		59		[2]	(30,974)
Changes, total		(4,756)	(9,655)		(37,703)
Closing balance		60,451	65,207		74,862
Plant and Equipment Net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		7,698,969	9,374,516		8,987,582
Additions		563,023	485,800		1,694,640
Disposals		(169)	(1,439)		(23,945)
Rejection fleet	[1]	(469,878)	(1,081,496)
Retirements		(44,684)	(107,912)		(64,838)
Depreciation expenses		(620,349)	(682,102)		(776,225)
Foreign exchange		(19,199)	(146,219)		(24,615)
Other increases (decreases)		(538,996)	(142,179)	[2]	(418,083)
Changes, total		(1,130,252)	(1,675,547)		386,934
Closing balance		6,568,717	7,698,969		9,374,516
Information technology equipment net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		14,831	20,776		22,564
Additions		6,455	1,295		6,580
Disposals		(26)	(112)		(13)
Rejection fleet	[1]
Retirements		(212)	(55)		(85)
Depreciation expenses		(4,345)	(6,186)		(8,574)
Foreign exchange		(404)	(1,543)		(234)
Other increases (decreases)		537	656	[2]	538
Changes, total		2,005	(5,945)		(1,788)
Closing balance		16,836	14,831		20,776
Fixed installations & accessories net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		49,199	59,834		71,009
Additions		6	9		26
Disposals		(309)	(31)		(75)
Rejection fleet	[1]
Retirements		(1,885)	(3,250)		(77)
Depreciation expenses		(8,304)	(9,037)		(11,945)
Foreign exchange		(1,752)	(7,195)		(2,007)
Other increases (decreases)		1,786	8,869	[2]	2,903
Changes, total		(10,458)	(10,635)		(11,175)
Closing balance		38,741	49,199		59,834
Motor vehicles net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		396	477		634
Additions		17			73
Disposals		(17)	(4)		(11)
Rejection fleet	[1]
Retirements
Depreciation expenses		(61)	(81)		(94)
Foreign exchange		(11)	4		(125)
Other increases (decreases)		1		[2]
Changes, total		(71)	(81)		(157)
Closing balance		325	396		477
Leasehold improvements [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		74,408	98,460		83,267
Additions		6,543			34,988
Disposals
Rejection fleet	[1]	(46,816)	(82)
Retirements		(26)			(362)
Depreciation expenses		(11,649)	(16,542)		(19,001)
Foreign exchange		(13,074)	(2,587)		(432)
Other increases (decreases)		123,589	(4,841)	[2]
Changes, total		58,567	(24,052)		15,193
Closing balance		$ 132,975	$ 74,408		$ 98,460

[1]	Include aircraft lease rejection due to Chapter 11.
[2]	As of December 31, 2021, it includes the lease contract amendment of two B787 aircraft ThUS$ (397,569) and six A320N aircraft ThUS$ (284,952). Include the reclassification of 4 A350 aircraft that were incorporated on property plant and equipment from available for sale for ThUS$ 464.812 and the reclassification of 11 B767 aircraft that were moved to available for sales for ThUS$(606,522) (see note 13).